Related Parties Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Parties Balances and Transactions (Details) [Line Items]
Equity holder percentage		30.00%
Annual interest rate		4.785%	4.785%
Description of loan amount repaid		During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750 of the USD1,100 loan, RMB 8,000 loan, and RMB 1,500 loan, respectively.
Amount due		¥ 92,737	$ 14,213			¥ 43,251
Lease assets related parties		17,622				106,558
Lease liabilities related parties		24,566				¥ 111,248
Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount	¥ 8,000
Dr. Daqing Mao [Member] | USD [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount | $					$ 1,100
Angela Bai [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount				¥ 1,500
Maturity date, description	One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021.
Interest rate				4.785%
Amount due		¥ 4,750